Note 7 - Related Party Transactions	9 Months Ended
Jan. 31, 2016
Related Party Transactions [Abstract]
Note 7 - Related Party Transactions

Note 7 – Related Party Transactions

The Company’s largest shareholder is also its principal lender. As of January 31, 2016 and April 30, 2015, the Company owed its largest shareholder, under a secured lending agreement, $1,156,863 and $1,146,860, respectively. The maximum amount of the loan is $1,250,000, and the loan matures on June 30, 2017. The largest shareholder of the Company owns 227,173,207 shares of common stock, or 45% of the 500,000,000 shares issued and outstanding.

The Company owes a director $31,680 as of January 31, 2016 and April 30, 2015.

The Company owes a second director $15,000 as of January 31, 2016 and April 30, 2015.

The Company owes a related party $20,000 as of January 31, 2016 and April 30, 2015 under a note payable with interest at 8% per annum, with a maturity date of November 18, 2017.

The Company owes its Chief Executive Officer and Chairman of the board of directors $0 and $1,048 as of January 31, 2016 and April 30, 2015, respectively.